Share-Based Payments - RSUs Activity (Details) - Restricted Share Units (RSU)	12 Months Ended
Dec. 31, 2021 shares $ / shares
Number of RSUs
Outstanding at beginning of period (in shares) | shares	0
Granted (in shares) | shares	851,530
Forfeited (in shares) | shares	(4,100)
Outstanding at end of period (in shares) | shares	847,430
Weighted average grant date fair value
Outstanding at beginning of period (in USD per share) | $ / shares	$ 0
Granted (in USD per share) | $ / shares	39.56
Forfeited (in USD per share) | $ / shares	34.46
Outstanding at end of period (in USD per share) | $ / shares	$ 39.59